Basis of preparation and significant accounting policies - Disclosure of revision to Consolidated Income Statement (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Revision [Line Items]
Operating expenses	€ (79,857)	€ (23,963)	€ (142,906)	€ (92,366)
Operating (Loss) / Profit	2,053	7,248	(4,877)	(44,432)
(Loss) / Profit before tax	(11,748)	1,167	(28,707)	(56,976)
Income tax benefit / (expense)	579	4,496	2,639	10,678
Profit / (loss) for the period	(11,169)	5,663	(26,068)	(46,298)
Profit / (loss) attributable to:
Owners of the parent	(11,729)	5,230	(26,927)	(46,692)
Non-controlling interests	560	433	859	394
Profit / (loss) for the period	€ (11,169)	€ 5,663	€ (26,068)	€ (46,298)
Ordinary shares
Profit / (loss) attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)	€ (0.05)	€ 0.03	€ (0.13)	€ (0.24)
Diluted earnings / (loss) per share (in euro per share)	(0.05)	0.03	(0.13)	(0.24)
Preference shares
Profit / (loss) attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)	(0.05)	0.03	(0.13)	(0.24)
Diluted earnings / (loss) per share (in euro per share)	€ (0.05)	€ 0.03	€ (0.13)	€ (0.24)
As previously reported
Disclosure Of Revision [Line Items]
Operating expenses		€ (23,328)		€ (90,979)
Operating (Loss) / Profit		7,883		(43,045)
(Loss) / Profit before tax		1,802		(55,589)
Income tax benefit / (expense)		4,384		10,322
Profit / (loss) for the period		6,186		(45,267)
Profit / (loss) attributable to:
Owners of the parent		5,753		(45,661)
Non-controlling interests		433		394
Profit / (loss) for the period		€ 6,186		€ (45,267)
As previously reported | Ordinary shares
Profit / (loss) attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)		€ 0.03		€ (0.23)
Diluted earnings / (loss) per share (in euro per share)		0.03		(0.23)
As previously reported | Preference shares
Profit / (loss) attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)		0.03		(0.23)
Diluted earnings / (loss) per share (in euro per share)		€ 0.03		€ (0.23)
Adjustments
Disclosure Of Revision [Line Items]
Operating expenses		€ (635)		€ (1,387)
Operating (Loss) / Profit		(635)		(1,387)
(Loss) / Profit before tax		(635)		(1,387)
Income tax benefit / (expense)		112		356
Profit / (loss) for the period		(523)		(1,031)
Profit / (loss) attributable to:
Owners of the parent		(523)		(1,031)
Non-controlling interests		0		0
Profit / (loss) for the period		€ (523)		€ (1,031)
Adjustments | Ordinary shares
Profit / (loss) attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)		€ 0		€ (0.01)
Diluted earnings / (loss) per share (in euro per share)		0		(0.01)
Adjustments | Preference shares
Profit / (loss) attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)		0		(0.01)
Diluted earnings / (loss) per share (in euro per share)		€ 0		€ (0.01)